LAND USE RIGHTS, NET (Details) - USD ($) $ in Thousands	Feb. 28, 2021	Feb. 29, 2020
Finite-Lived Intangible Assets [Line Items]
Land use rights	$ 133,728	$ 108,010
Less: accumulated amortization	(70,012)	(45,930)
LAND USE RIGHTS
Finite-Lived Intangible Assets [Line Items]
Land use rights	207,657	207,657
Less: accumulated amortization	(7,149)	(2,804)
Add: foreign exchange difference	16,194
Land use rights, net	$ 216,702	$ 204,853